OTHER INCOME (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
IfrsStatementLineItems [Line Items]
Other income			$ 26	$ 1
Sundry Income Third Parties 1 [Member]
IfrsStatementLineItems [Line Items]
Other income			25
Interes Income From Bank Third Parties [Member]
IfrsStatementLineItems [Line Items]
Other income			$ 1	$ 1